Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Going Concern

Since inception, the Company has incurred cumulative losses from operations and has an accumulated deficit of $257.2 million at December 31, 2023. The Company has funded its operations and capital needs primarily through net proceeds from the issuances of convertible debt (see Note 9) and the sale of Envoy redeemable convertible preferred stock. In September 2023, the Company received $11.7 million proceeds from the Business Combination, Forward Purchase Agreement, and the PIPE Transaction, net of transaction costs. The Company had cash of $4.2 million as of December 31, 2023.

Management believes that its existing cash balances combined with future capital raises, and cash receipts from product sales will be sufficient to fund ongoing operations through at least one year from the date the consolidated financial statements are issued. However, there can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s cash balances and future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company may be required to reduce certain discretionary spending, be unable to develop new or enhanced production methods, or be unable to fund capital expenditures, which could have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include adjustments to reflect the possible effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to the useful lives of property and equipment, inventory reserves, warranty liability, the fair value of common stock, the fair value of convertible notes payable, the fair value of forward purchase agreement assets, the fair value of forward purchase agreement warrant liability, the fair value of warrants and the outcome of litigation. Estimates and assumptions are reviewed periodically and the effect of changes, if any, are reflected in the consolidated statements of operations and comprehensive loss.

Reclassification

Certain items in prior financial statements have been reclassified to conform to the current presentation.

Out of Period Reclassification

For the fiscal year ended December 31, 2022 the Company recorded an out-of-period reclassification of approximately $0.5 million its consolidated statements of operations and comprehensive loss to decrease cost of goods sold, and increase research and development expenses, and were made to update expense allocations for the year ended December 31, 2022. The Company determined that the reclassifications did not have a material impact to its current or prior period consolidated financial statements.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable, net. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company maintains its cash with financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

With respect to accounts receivable, the Company performs credit evaluations of its customers and does not require collateral. There have been no material losses on accounts receivable. There were no customers that accounted for 10.0% or more of sales for the years ended December 31, 2023 and December 31, 2022, respectively. There were no customers that accounted for 10.0% or more of the accounts receivable balance as of December 31, 2023 and December 31, 2022.

Cash and Restricted Cash

The Company maintains cash balances in bank accounts which, at times, may exceed federally insured limits. The Company is required to maintain an amount equal to the first-year dividend payments required under the terms of the Series A Preferred Stock. As of December 31, 2023 the Company was unable to comply with this requirement. Please see Note 5 for further discussion.

Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company grants credit to customers in the normal course of business, but generally does not require collateral or other security to support amounts due. Accounts receivable are presented net of an allowance for doubtful accounts. Management performs ongoing credit evaluations of its customers based on financial information provided by the customer. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company estimates its allowance for doubtful accounts by considering numerous factors, including delinquency trends along with ongoing customer credit evaluations. The Company writes off accounts receivable when they become uncollectible and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. The Company had no material bad debt expense and there were no material contract assets as of December 31, 2023 and 2022. The allowance for doubtful accounts was not material as of December 31, 2023 and 2022.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method. The Company records write-downs of inventories which are obsolete or in excess of anticipated demand or net realizable value based on a consideration of marketability and product life cycle stage, historical net sales and demand forecasts which consider the assumptions about future demand and market conditions. Inventory on hand that is not expected to be sold or utilized is considered excess, and the Company recognizes the write-down in cost of revenue at the time of such determination. The write-down is determined by the excess of cost over net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal and transportation. At the time of loss recognition, a new cost basis is established and subsequent changes in facts and circumstances would not result in an increase in the cost basis.

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Additions and improvements that extend the lives of the assets are capitalized, while expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, their costs and related accumulated depreciation are removed from the accounts and resulting gains or losses are included in operating results. Depreciation is calculated using the straight-line method over the estimated useful life of the asset, which ranges from three to seven years for property and equipment.

Operating Leases

Effective January 1, 2022, the Company adopted the Financial Accounting Standards Board (“FASB”) Accounting Standard Update (“ASU”) No. 2016-02, Leases (“Topic 842”) as subsequently amended. The Company adopted Topic 842, as amended, under the alternative modified retrospective transition approach, with no cumulative-effect adjustment on the opening balance of accumulated deficit as of the effective date (the effective date method). Under the effective date method, financial results reported in periods prior to January 1, 2022, are unchanged. The Company elected not to recognize the right to use an underlying asset (right-of-use “ROU” asset) and lease liabilities for short-term leases, which are those that have a lease term of twelve months or less, and includes renewal options in the measurement of lease liabilities only when the option to purchase or renew lease for the underlying asset is reasonably certain to be exercised. The Company has elected as an accounting policy to account for lease components and associated non-lease components as a single component.

The Company leases its headquarters office space under an operating lease with a related party. The Company also leases office space in Germany under an operating lease (see Note 7). The determination of whether an arrangement is, or contains, a lease is performed at the inception of the arrangement and as necessary at modification. Operating leases are recorded on the consolidated balance sheets with operating lease assets representing the right to use the ROU asset for the lease term and lease liabilities representing the obligation to make lease payments arising from the lease. The Company excludes variable lease payments in measuring ROU assets and lease liabilities, other than those that depend on an index, a rate or are in-substance fixed payments.

ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. In addition, ROU assets include initial direct costs incurred by the lessee as well as any lease payments made at or before the commencement date and exclude lease incentives. The discount rate implicit within the Company’s leases is generally not determinable; therefore, the Company determines the discount rate using its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

Impairment of Long-Lived Assets

Long-lived assets held and used by the Company, including equipment and ROU assets, are reviewed for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows related to the assets are less than its carrying value. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value. The Company did not incur any impairment charges during the years ended December 31, 2023 and 2022.

Fair Value Measurement

The Company determines the fair value of financial assets and liabilities using the fair value hierarchy established in Accounting Standards Codification “ASC” Topic 820, “Fair Value Measurement” (“ASC 820”). ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The hierarchy describes three levels of inputs that may be used to measure fair value, as follows:

•        Level 1 — Observable inputs, such as quoted prices in active markets for identical assets and liabilities.

•        Level 2 — Observable inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•        Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company elected the fair value option for the convertible notes payable (related party) under ASC Topic 825, “Financial Instruments”, with changes in fair value recorded in income (loss) from changes in fair value of convertible notes payable (related party) each reporting period. The convertible notes payable (related party) consists of convertible notes issued between 2012 and 2022 (“Convertible Notes”) and the Envoy Bridge Note. The Company’s forward purchase agreement asset, forward purchase agreement warrant liability, and warrant liability (related party) are also Level 3 financial instruments at fair value and are described below (see Note 4).

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign-currency risks. The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

The Company accounts for its warrant liability in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as a liability at fair value and adjusts the instruments to fair value at each reporting period. The warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statements of operations and comprehensive loss.

The Company accounts for its Forward Purchase Agreement in accordance with ASC 815-40. Accordingly, the Company recognizes the FPA put option liability and the forward purchase agreement warrant liability at fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date, and any change in fair value is recognized in the Company’s consolidated statements of operations and comprehensive loss.

Warrant Liability

The Company classifies certain warrants issued to stockholders to purchase Envoy Common Stock (see Note 10) as a liability on its consolidated balance sheets as these warrants are a free-standing financial instrument that may require the Company to transfer assets upon exercise. The warrant liability was initially recorded at fair value upon the date of issuance and is subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liability are recognized in the Company’s consolidated statements of operations and comprehensive loss. Changes in the fair value of the warrant liability will continue to be recognized until the warrants are exercised, expire or qualify for equity classification.

SPAC Excise Tax Liability

The Company recognizes excise tax as an incremental cost to repurchase the treasury shares, with an offsetting tax liability recognized. The SPAC excise tax liability was recorded in accrued expenses in the Company’s consolidated balance sheets.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, “Revenue from Contracts with Customers”, which provides a five-step model for recognizing revenue from contracts with customers as follows:

•        Identify the contract with a customer

•        Identify the performance obligations in the contract

•        Determine the transaction price

•        Allocate the transaction price to the performance obligations in the contract

•        Recognize revenue when or as performance obligations are satisfied

Revenue is recognized as performance obligations under the terms of a contract are satisfied, which generally occurs as control of the promised products or services is transferred to customers. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products or services to a customer (“transaction price”). To the extent the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price using either the expected value or most likely amount method. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information that is reasonably available.

The Company primarily derives revenue from the sale of its hearing device products. Revenue from product sales is recognized upon transfer of control of the product to a customer, which occurs at a point in time, at the time the Company is notified the product has been implanted or used by the customer in a surgical procedure. The Company also sells extended warranty plans on a limited basis. Revenue from extended warranty plans is recognized ratably over time and is immaterial. Amounts received from a customer prior to fulfillment of the performance obligation are included as accrued expenses on the consolidated balance sheets and are immaterial as of December 31, 2023 and December 31, 2022. The Company has elected to account for shipping and handling activities performed as activities to fulfill the promise to transfer the products, and therefore these activities are not assessed as a separate performance obligation to its customers.

Revenue is measured as the amount of consideration the Company expects to receive, which is based on the invoiced price. The majority of the Company’s contracts have a single performance obligation and are short term in nature. The Company’s contracts do not include variable consideration.

Payment terms differ by geography and customer, but payment is generally required within 30 days from the date of product utilization. The Company also offers extended payment plans on a limited basis. Amounts due to the Company under payment plans that extend beyond 12 months are immaterial as of December 31, 2023 and 2022, therefore the Company does not adjust the promised amount of consideration for the effects of a significant financing component.

Cost of Goods Sold

Cost of goods sold is comprised of the costs of merchandise sold, as well as the related inbound freight costs and labor directly attributable to bringing certain goods to a saleable condition. In categorizing costs, the Company captures applicable depreciation and costs to maintain and run revenue generating technology, equipment related costs and any personnel-related costs as cost of goods sold.

Product Warranty

The Company provides a limited warranty for implantable components. At the time product revenue is recognized, the Company reserves for estimated future costs that may be incurred under its warranties based on historical experience. The limited warranty liability is recorded in accrued expenses in the consolidated balance sheets. As of December 31, 2023 and 2022, the amount of accrued limited warranty was immaterial and the Company’s warranty payments were immaterial.

During 2013, the Company offered a lifetime warranty to clinical trial patients to cover battery and surgery related costs. The Company estimates the costs that may be incurred under this lifetime warranty and records a liability in the amount of such costs at its present value. The lifetime warranty is recorded in warranty liability in the consolidated balance sheets. As of December 31, 2023 and 2022, warranty liability was $2.2 million and $2.5 million, respectively, of which $0.3 million and $0.3 million, respectively, was classified as a current liability in the consolidated balance sheets.

Patents

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses.

Research and Development Costs

Expenditures for research and development activities are charged to operations as incurred. Research and development costs include salaries, employee benefits and laboratory testing expenses.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company has recorded a full valuation allowance against the net deferred tax asset due to the uncertainty of realizing the related benefits.

The Company recognizes the financial statement benefit of a tax position only to the extent the position is more likely than not to be sustained upon audit based on the technical merits of the position. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company has elected to recognize interest and penalties related to uncertain tax positions in the provision for income taxes.

Foreign Currency Translation

The Euro is the functional currency for the Company’s foreign subsidiary in Germany. The assets and liabilities of the Company’s foreign operations are translated into U.S. dollars at the end-of-the-period exchange rates, and the revenues and expenses are translated at weighted-average rates for the year. Unrealized translation gains and losses are recorded as a translation adjustment, which is included in the consolidated statements of redeemable convertible preferred stock and shareholders’ deficit as a component of accumulated other comprehensive loss.

Net Loss per Share

The Company applies the two-class method to compute basic and diluted net loss per share attributable to common shareholders, when shares meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common shareholders for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all income (loss) for the period had been distributed. The Company reported a net loss attributable to common shareholders for the years ended December 31, 2023 and 2022.

Basic net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average number of shares outstanding, plus the impact of potential common shares, if dilutive, resulting from the potential exercise of warrants or options, and the potential conversion of preferred stock or convertible notes, into common stock, under the if-converted method. Due to the net losses for the years ended December 31, 2023 and 2022, basic and dilutive net loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

Stock-based Compensation

Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. The fair value of stock-based payment awards is estimated using the Black-Scholes option model with a volatility figure derived from using a determined peer group of other companies’ stock prices since the trading history of the Company’s stock is too short to provide accurate data. The Company accounts for the expected term of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in ASC 718, “Share-based payment”. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

The Company has adopted the guidance from ASC 2016-09 and has determined not to apply a forfeiture rate and has made the accounting election that forfeitures will be recognized when the actual forfeiture takes place therefore no estimated forfeiture rate will be recorded.

Segments

Operating segments are identified as components of enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in deciding resource allocation and assessing performance. The Company has determined that its CODM is its Chief Executive Officer. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making decisions, allocating resources and evaluating performance. Consequently, the Company has determined it operates in one operating and reportable segment.

Recently Adopted Accounting Pronouncements and Accounting Pronouncements Not Yet Effective

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, “Measurement of Credit Losses on Financial Instruments” (“ASU No 2016-13”). This guidance introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The Company adopted Topic 326 with an adoption date of January 1, 2023 using the modified retrospective approach. As a result, the Company changed its accounting policy for allowance for credit losses. The Company monitors accounts receivables and estimates the allowance for lifetime expected credit losses. Estimates of expected credit losses are based on historical collection experience and other factors, including those related to current market conditions and events. The adoption did not have a material effect on the Company’s accompanying consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which will add required disclosures of significant expenses for each reportable segment, as well as certain other disclosures to help investors understand how the chief operating decision maker (“CODM”) evaluates segment expenses and operating results. The new standard will also allow disclosure of multiple measures of segment profitability if those measures are used to allocate resources and assess performance. The amendments will be effective for public companies for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The standard will be effective for public companies for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

Other than the item noted above, there have been no new accounting pronouncements not yet effective or adopted in the current year that have a significant impact, or potential significant impact, to these consolidated financial statements.